Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income (loss)	$ (84,805)	$ (9,077)	$ 225,620
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depletion, depreciation, and amortization	153,930	205,498	181,669
Exploration (dry hole and lease abandonment)	6,261	5,250	2,952
Accretion of ARO liability	1,263	1,087	770
Amortization of debt issuance costs	4,060	6,043	6,878
Stock compensation expense	7,425	7,562	4,040
Deferred and other non-cash compensation expense	804	455	758
Amortization of deferred revenue	(2,384)	(1,960)	(1,154)
(Gain) loss on commodity derivatives	51,264	(158,753)	(189,641)
(Gain) loss on sales of assets	(14)	3	(297)
(Gain) on debt extinguishment	(99,530)
Deferred income tax provision	(27,767)	(2,892)	26,165
Other - net	418	(961)	376
Changes in operating assets and liabilities
Accounts receivable	2,276	64,510	(2,453)
Other assets	(675)	(432)	(669)
Accrued interest expense	(4,727)	7,050	7,823
Accounts payable and accrued liabilities	17,901	(54,534)	2,482
Net cash provided by operations	25,700	68,849	265,319
Cash flows from investing activities
Additions to oil and gas properties	(264,462)	(311,305)	(474,619)
Net adjustments to purchase price of properties acquired			15,709
Proceeds from sales of assets	1,645	41	448
Acquisition of other property, plant and equipment	(310)	(1,101)	(1,683)
Current period settlements of matured derivative contracts	132,265	144,145	(3,654)
Net cash (used in) investing	(130,862)	(168,220)	(463,799)
Cash flows from financing activities
Proceeds from issuance of long-term debt	130,000	85,000	170,000
Repayment under long-term debt	(62,000)	(335,000)	(468,000)
Proceeds from senior notes		236,475	500,000
Purchase of senior notes	(84,589)
Payment of debt issuance costs		(1,556)	(13,416)
Payment of dividends on preferred stock	(1,615)
Net distributions paid to JEH unitholders	(17,319)
Proceeds from sale of common stock	65,446	122,779
Proceeds from sale of preferred stock	87,988
Purchase of treasury stock			(358)
Net cash provided by financing	117,911	107,698	188,226
Net increase (decrease) in cash	12,749	8,327	(10,254)
Cash
Beginning of period	21,893	13,566	23,820
End of period	34,642	21,893	13,566
Supplemental disclosure of cash flow information
Cash paid for interest	53,816	52,796	29,560
Cash paid for income taxes		(155)	155
Change in accrued additions to oil and gas properties	9,325	(111,210)	49,025
Asset retirement obligations incurred, including changes in estimate	$ (1,276)	$ 6,371	$ 2,041